Deferred Financing Costs (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Deferred Financing Cost

	December 31, 2014	December 31, 2013
Opening balance	$3,273	$4,659
Reclassification from prepaid expenses	4,800	—
Expenditure in the period	10,979	—
Amortization included within interest expense	(5,732)	(1,386)

Closing balance	$13,320	$3,273